CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2013
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

15.                CONVERTIBLE REDEEMABLE PREFERRED SHARES

Series A Convertible Redeemable Preferred Shares

On May 16, 2013, the Company issued 50,409,444 Series A preferred shares and 28,019,256 ordinary shares, par value $0.0001 per share, at the per share price of $3.75 for each Series A preferred share and for each ordinary share to a wholly owned subsidiary of Alibaba Group. The aggregate purchase price was $294,108, including the issuance cost of $458, and the newly issued Series A preferred shares and ordinary shares together represent approximately 28% of the Company’s total issued and outstanding shares on a fully-diluted basis.

The principal rights, preferences and privileges with respect to the Series A preferred shares are as follows:

Voting right

Holders of the Series A preferred shares have voting rights equal to the number of ordinary shares then issuable upon its conversion into ordinary shares.

Dividends

If the Group could declare and pay any dividends on the ordinary shares, then, holders of Series A preferred shares should be entitled to share in such dividends on a pro rata basis, as if their shares had been converted into ordinary shares.

Liquidation preference

Upon the occurrence of a liquidation event, preferred shareholder can receive the sum of (i) the Series A investment price; (ii) all accrued but unpaid dividend thereon, and (iii) an amount per annum equal to fifteen percent (15%) of the sum of (i) and (ii) outstanding, which amount shall accrue daily and shall be compounded on an annual basis (the sum of clauses (i), (ii) and (iii), the “Liquidation Preference Amount”).

Liquidation event includes (i) the voluntary or involuntary liquidation, dissolution or winding up of the affairs of any material group company; or (ii) a change of control of any material group company; provided that, a change of control of any material group company that occurs on or after the first anniversary of the Closing shall not be deemed to be a liquidation event.

Redemption

At any time prior to the first anniversary of the Series A preferred shares original issue date, in the event of change of control of the Company, each Series A prefer shareholder shall have the option to require the Company to purchase any or all of its Series A prefer shares, out of funds legally available therefor, at a purchase price per share, payable in cash, equal to 120% of the then applicable Liquidation Preference Amount.

Conversion

At the option of the Series A shareholder, the preferred shares may be converted into ordinary shares in whole or in part and from time to time.  The conversion ratio is on a one for one basis, subject to certain anti-dilution adjustments such as adjustments for share dividends, subdivisions, combinations or consolidations of ordinary shares.

The Series A preferred shares are classified as temporary equity as the Series A preferred shares are redeemable in the event of a change of control of the Company prior to the first anniversary of closing, which is not solely within the control of the Company.

The Company determined that the conversion feature did not require bifurcation from the Series A preferred shares as it is indexed to the Company’s own stock and should be accounted for in equity. The Company also concluded that a beneficial conversion feature did not exist as the effective conversion price was greater than the Company’s share price on the commitment date.

The Company recognized an embedded derivative liability related to the redemption feature of the Series A preferred shares since it meets the definition of a derivative and has the economic characteristics and risks of the embedded redemption feature that are not clearly and closely related to those of Series A preferred shares, which are considered more akin to an equity host. The redemption feature was accounted for at fair value with changes in fair value recorded in earnings. The redemption feature will expire in May 2014.

The aggregate proceeds of $293,650, net of offering cost of $458, was allocated between Series A preferred shares and ordinary shares based on their relative fair value. With the assistance from an independent third-party appraiser, the Company allocated $104,203 to the ordinary shares and $188,453 to Series A preferred shares, net of the fair value of the redemption feature of $994 as of the issuance date. The Company recognized a gain of $218 relating to changes in the fair value of the redemption feature for the year ended December 31, 2013.